S000084921 [Member] Investment Strategy - Barrow Hanley US Value Opportunities Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by “value companies” located in the United States.
The Fund invests primarily in a portfolio of equity securities issued by large, medium, and small capitalization U.S. companies and may also invest in real estate investment trusts (“REITs”) American Depositary Receipts (“ADRs”) and initial public offerings (“IPOs”).
The Fund will pursue a traditional value-oriented strategy by constructing portfolios of individual stocks, selected on a bottom‑up basis. The portfolio managers utilize a variety of valuation metrics to assess a company, including, but not limited to, price to earnings ratio, price to book ratio, free cash flow yield, price to sales, and/or dividend yield. The Fund defines a “value company” as an issuer with one or more valuation metrics favorable to the S&P 500 Index aggregate for the same metric. In seeking to achieve its investment objective, the Fund follows a strategy based on an underlying philosophy that securities markets are inefficient and that these inefficiencies can be favorably exploited through adherence to a value-oriented investment process dedicated to individual stock selection on a bottom‑up basis. The Fund does not attempt to time the market or rotate in and out of broad market sectors, as, Barrow, Hanley, Mewhinney & Strauss, LLC, the Fund’s sub‑adviser (the “Sub‑Adviser” or “Barrow Hanley”), believes it is difficult, if not impossible, to add incremental value on a consistent basis by market timing.
The Fund will generally stay fully invested with what Barrow Hanley believes is a defensive, conservative orientation based on Barrow Hanley’s belief that above-average returns can be achieved while taking below average risks. Barrow Hanley implements this strategy by constructing portfolios of individual stocks that reflect value characteristics described above. Through a research-intensive process, Barrow Hanley’s investment team seeks to identify large, medium, and small capitalization companies that are undervalued and temporarily out of favor for reasons that can be identified and understood and that have profitability and earnings growth greater than that of the S&P 500 Index. Under normal circumstances, the Fund invests primarily in large capitalization companies but has the flexibility to invest in companies of any capitalization that meet the Fund’s investment criteria. The qualitative aspects of Barrow Hanley’s investment analysis are designed to produce judgments regarding the prospects for a company’s business. Barrow Hanley believes that the value of the underlying business, identified through its quantitative analysis, can be “unlocked” as the company’s fundamentals improve and investor confidence is restored.
Barrow Hanley’s investment team seeks to outperform the Fund’s benchmark over a full market cycle. Full market cycles tend to vary in length and are generally longer than the Fund’s typical holding period for portfolio securities (3‑4 years). The strategy of emphasizing low price/book ratios as well as high dividend yields is intended to help achieve capital preservation in down markets. In periods of economic recovery and rising equity markets, this investment strategy seeks to achieve profitability and earnings growth rewarded by the expansion of price/ earnings ratios and the generation of excess returns.